As filed with the U.S. Securities and Exchange Commission on January 11, 2018

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 321	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 321	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 9, 2018, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒  The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 321 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 9, 2018, the effectiveness of the registration statement for the iShares Inflation Hedged Corporate Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 263 on April 6, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
272	June 19, 2017	July 19, 2017
277	July 18, 2017	July 28, 2017
282	July 27, 2017	August 25, 2017
287	August 24, 2017	September 22, 2017
292	September 21, 2017	October 20, 2017
297	October 19, 2017	November 17, 2017
303	November 16, 2017	December 15, 2017
316	December 14, 2017	January 12, 2018

This Post-Effective Amendment No. 321 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 263.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 321 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 11th day of January, 2018.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: January 11, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 321 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: January 11, 2018

John E. Martinez*
Trustee

Date: January 11, 2018

Cecilia H. Herbert*
Trustee

Date: January 11, 2018

Charles A. Hurty*
Trustee

Date: January 11, 2018

John E. Kerrigan*
Trustee

Date: January 11, 2018

Robert S. Kapito*
Trustee

Date: January 11, 2018

Madhav V. Rajan*
Trustee

Date: January 11, 2018

Jane D. Carlin*
Trustee

Date: January 11, 2018

Drew E. Lawton**
Trustee

Date: January 11, 2018

Richard L. Fagnani**
Trustee

Date: January 11, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: January 11, 2018

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: January 11, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.